Summary of Significant Accounting Policy	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
EBP, Summary of Accounting Policy	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting — The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein. Actual results could differ from those estimates. Investment securities, in general, are exposed to various risks, such as interest rate, credit and overall market volatility risks. Market risks include global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the financial statements.

Investment Valuation and Income Recognition — The Plan’s investments are stated at fair value. Net appreciation (depreciation) includes the Plan's gains and losses on investments bought and sold as well as held during the year. The Plan’s investment in the Stock Fund is valued based on exchange-traded observable quoted market prices. The Plan’s investments in registered investment companies, or mutual funds, are valued based on the net asset value (NAV) of the shares held by the Plan, which represents the price at which market participants buy and sell shares of the mutual funds on a daily basis. Self-directed brokerage accounts allow the participant to invest in a variety of securities such as individual equities, corporate bonds, and mutual funds along with other investments as outlined in the Plan document. The fair value of these securities are valued based on quoted market prices that would be the exit position. Certain securities are prohibited from purchase in the self-directed brokerage accounts. Fees paid by the participant for investment management services were included as a reduction of the return earned on each fund.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

Administrative Expenses — Trustee fees and other reasonable expenses of the Plan are allocated among participants.

Payment of Benefits — Benefit payments to participants are recorded upon distribution. There were no amounts allocated to accounts of persons who have elected to withdraw from the Plan but have not yet been paid at December 31, 2025 and 2024.

Excess Contributions Payable — The Plan is required to return contributions received during the Plan year in excess of the IRC limits. There were no excess contributions due to participants as of December 31, 2025 and 2024.
Reclassifications — Rollover contributions have been presented as a separate line item in the Statements of Changes in Net Assets Available for Benefits for the year ended December 31, 2025. Rollover contributions of $7,675,947 for the year ended December 31, 2024, previously included and disclosed parenthetically in participant contributions, have been reclassified to conform to the current year’s financial statement presentation. This reclassification had no effect on previously reported increase in net assets or net assets available for benefits.